                                         REGISTRATION NOS. 333-153109/811-04001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]



                        POST-EFFECTIVE AMENDMENT NO. 6

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 163                            [X]
                               -----------------


                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-3067
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                          NICHOLAS D. LATRENTA, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.
                                 K&L GATES LLP
                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on _______ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on _______ pursuant to paragraph (a)(1) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 24f-2 Notice for the year ended December 31, 2010 was filed with the Commission on or about March 24, 2011.

================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                                                PROSPECTUS HEADING
--------                                                                                ------------------
  1.     Cover Page.................................................. Cover Page

  2.     Definitions................................................. Important Terms You Should Know

  3.     Synopsis.................................................... Table of Expenses

  4.     Condensed Financial Information............................. General Information--Performance; General
                                                                        Information--Financial Statements; Accumulation
                                                                        Unit Value Tables

  5.     General Description of Registrant, Depositor, and Portfolio  MetLife; Metropolitan Life Separate Account E; Your
         Companies...................................................   Investment Choices; General Information--Voting
                                                                        Rights

  6.     Deductions and Expenses..................................... Table of Expenses; Contracts--Charges; Contracts--
                                                                        Withdrawal Charges; Contracts--Premium and
                                                                        Other Taxes; Income Options--Charges; General
                                                                        Information--Who Sells the Contracts; Appendix--
                                                                        Premium Tax Table

  7.     General Description of Variable Annuity Contracts........... Variable Annuities; Classes of the Contract; Contracts--
                                                                        Purchase Payments (Allocation of Purchase
                                                                        Payments and Limits on Purchase Payments);
                                                                        Contracts--Transfer Privilege; General
                                                                        Information--Administration; Optional Benefits

  8.     Annuity Period.............................................. Important Terms You Should Know; Contracts--Pay-out
                                                                        Options (or Income Options); Income Payment
                                                                        Types/The Value of Your Income Payments; Optional
                                                                        Benefits--Guaranteed Minimum Income Benefit

  9.     Death Benefit............................................... Contracts--Death Benefit--Generally; Standard Death
                                                                        Benefit; Optional Benefits

 10.     Purchases and Annuity Values................................ MetLife; Metropolitan Life Separate Account E;
                                                                        Contracts--Purchase Payments (Allocation of
                                                                        Purchase Payments and Limits on Purchase
                                                                        Payments); The Value of Your Investment; Pay-out
                                                                        Options (or Income Options); Allocation; The Value
                                                                        of Your Income Payments; General Information--
                                                                        Administration (Purchase Payments)

 11.     Redemptions................................................. Contracts--Access to Your Money (Systematic
                                                                        Withdrawal Program and Minimum Distribution);
                                                                        Contracts--Withdrawal Charges (When No
                                                                        Withdrawal Charge Applies); General Information--
                                                                        When We Can Cancel Your Contract

 12.     Taxes....................................................... Income Taxes

 13.     Legal Proceedings........................................... Legal Proceedings

FORM N-4
ITEM NO.                                                                                PROSPECTUS HEADING
--------                                                                                ------------------
 14.     Table of Contents of the                                     Table of Contents of the Statement of Additional
         Statement of Additional Information.........................   Information

 15.     Cover Page.................................................. Cover Page

 16.     Table of Contents........................................... Table of Contents

 17.     General Information and History............................. Not Applicable

 18.     Services.................................................... Independent Registered Public Accounting Firm; Services

 19.     Purchase of Securities Being Offered........................ Not Applicable

 20.     Underwriters................................................ Distribution and Principal Underwriting Agreement

 21.     Calculation of Performance Data............................. Advertisement of the Separate Account

 22.     Annuity Payments............................................ Variable Income Payments

 23.     Financial Statements........................................ Financial Statements of the Separate Account; Financial
                                                                        Statements of MetLife

This registration statement incorporates by reference the prospectus and the Statement of Additional Information for the Preference Premier Variable Annuity Contracts dated May 1, 2011 included in Post-Effective Amendment No. 5 to this registration statement on Form N-4 (File Nos. 333-153109/811-04001), filed on April 12, 2011 pursuant to paragraph(b) of Rule 485 and the prospectus filed pursuant to Rule 497 on May 5, 2011.

The purpose of this amendment is to describe changes to certain optional living and death benefits and certain other miscellaneous changes in connection with Preference Premier Variable Annuity Contracts issued by Metropolitan Life Insurance Company.

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                   SUPPLEMENT DATED [TO BE FILED BY AMENDMENT]
                       TO THE PROSPECTUS DATED MAY 1, 2011

This supplement describes changes to certain optional living and death benefits that will be effective for Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we," "us," or "our"). If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at your Administrative Office on and after [to be filed by amendment].

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at PO Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at PO Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.   GMIB MAX II AND GMIB PLUS IV

Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after [to be filed by amendment] may elect the Guaranteed Minimum Income Benefit Max II (GMIB Max
II) optional benefit or the Guaranteed Minimum Income Benefit Plus IV (GMIB Plus
IV) optional benefit. The GMIB Max II optional benefit is identical to the GMIB Max optional benefit described in the May 1, 2011 prospectus, and the GMIB Plus IV optional benefit is identical to the GMIB Plus III optional benefit described in the May 1, 2011 prospectus, with the following exceptions.

     A.   ELECTING GMIB MAX II OR GMIB PLUS IV

In the "Electing GMIB Max or GMIB Plus III" section of the prospectus, change all references to "GMIB Max" to "GMIB Max II" and change all references to "GMIB Plus III" to "GMIB Plus IV." The annual increase rate under GMIB Max II is [to be filed by amendment] and the annual increase rate under GMIB Plus IV is [to be filed by amendment]. The annual withdrawal amount percentage is [to be filed by amendment] under GMIB Max II and [to be filed by amendment] under GMIB Plus IV. At the end of the "Effect of Required Minimum Distributions" paragraph, change "higher than 5% under the GMIB Plus III and higher than 6% under the GMIB Max" to "higher than [to be filed by amendment] under the GMIB Plus IV and higher than [to be filed by amendment] under the GMIB Max II."

     B.   INCOME BASE

In the "Income Base" section of the prospectus, change both references to "6% for GMIB Max or 5% for GMIB Plus III" to "[to be filed by amendment] for GMIB Max II or [to be filed by amendment] for GMIB Plus IV." Change both references to "up to a maximum of 6% of the

Annual Increase Amount at the beginning of the Contract Year for GMIB Max, or 5% of the Annual Increase Amount at the beginning of the Contract Year for GMIB Plus III" to "up to a maximum of [to be filed by amendment] of the Annual Increase Amount at the beginning of the Contract Year for GMIB Max II, or [to be filed by amendment] of the Annual Increase Amount at the beginning of the Contract Year for GMIB Plus IV." Change the reference to "shall not exceed 275% of total purchase payments or, if greater, 275% of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Max, and the Annual Increase Amount shall not exceed 350% of total purchase payments or, if greater, 350% of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Plus III" to "shall not exceed [to be filed by amendment] of total purchase payments or, if greater, [to be filed by amendment] of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Max II, and the Annual Increase Amount shall not exceed [to be filed by amendment] of total purchase payments or, if greater, [to be filed by amendment] of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Plus IV".

     C.   OPTIONAL STEP-UP

In the "Optional Step-Up" section of the prospectus, change the reference to "6% for GMIB Max or 5% for GMIB Plus III" to "[to be filed by amendment] for GMIB Max II or [to be filed by amendment] for GMIB Plus IV." Also, change the reference to "275% multiplied by the reset Annual Increase Amount if greater than the maximum Annual Increase Amount immediately before the Step-Up for GMIB Max and reset the maximum Annual Increase Amount to 350% multiplied by the reset Annual Increase Amount if greater than the maximum Annual Increase Amount immediately before the Step-Up for GMIB Plus III" to "[to be filed by amendment] multiplied by the reset Annual Increase Amount if greater than the maximum Annual Increase Amount immediately before the Step-Up for GMIB Max II and reset the maximum Annual Increase Amount to [to be filed by amendment] multiplied by the reset Annual Increase Amount if greater than the maximum Annual Increase Amount immediately before the Step-Up for GMIB Plus IV".

     D.   ENHANCED PAYOUT RATES

In the "Enhanced Payout Rates. (Does not apply to Contracts issued in New York State)" section of the prospectus, add the following:

     The GMIB Plus IV purchase rates are enhanced under the following circumstances. (The following does not apply to any other GMIB optional benefit.) If:

     (a) you begin withdrawals on or after your [to be filed by amendment] birthday;

     (b) your Account Value is fully withdrawn or decreases to zero on or after your [to be filed by amendment] birthday and there is an income base remaining; and

     (c) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

     Then the annual income payments under GMIB Plus IV will equal or exceed [to be filed by amendment] of the income base (calculated on the date the payments are determined).

     The GMIB Max II purchase rates are enhanced under the following circumstances. If:

     (a) you begin withdrawals on or after your [to be filed by amendment] birthday;

     (b) your Account Value is fully withdrawn or decreases to zero on or after your [to be filed by amendment] birthday and there is an income base remaining; and

     (c) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

     Then the annual income payments under GMIB Max II will equal or exceed [to be filed by amendment] of the income base (calculated on the date the payments are determined).

     Or:

     (a) you begin withdrawals on or after your [to be filed by amendment] birthday;

     (b) your Account Value is fully withdrawn or decreases to zero on or after your [to be filed by amendment] birthday and there is an income base remaining; and

     (c) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

Then the annual income payments under GMIB Max II will equal or exceed [to be filed by amendment] of the income base (calculated on the date the payments are determined).

In the "Enhanced Payout Rates. (For New York State Only)" section of the prospectus, add the following:

     The GMIB Plus IV purchase rates are enhanced under the following circumstances. (The following does not apply to any other GMIB optional benefit.) If:

     (a)  the Contract was issued on or after age [to be filed by amendment];

     (b) you begin withdrawals on or after your [to be filed by amendment] birthday;

     (c) your Account Value is fully withdrawn or decreases to zero on or after your [to be filed by amendment] birthday and there is an income base remaining; and

     (d) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

     Then the annual income payments under GMIB Plus IV will equal or exceed [to be filed by amendment] of the income base (calculated on the date the payments are determined).

     The GMIB Max II purchase rates are enhanced under the following circumstances. (The following does not apply to any other GMIB optional benefit.) If:

     (a)  the Contract was issued on or after age [to be filed by amendment];

     (b) you begin withdrawals on or after your [to be filed by amendment] birthday;

     (c) your Account Value is fully withdrawn or decreases to zero on or after your [to be filed by amendment] birthday and there is an income base remaining; and

     (d) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

     Then the annual income payments under GMIB Max II will equal or exceed [to be filed by amendment] of the income base (calculated on the date the payments are determined).

     Or:

     (a)  the Contract was issued on or after age [to be filed by amendment];

     (b) you begin withdrawals on or after your [to be filed by amendment] birthday;

     (c) your Account Value is fully withdrawn or decreases to zero on or after your [to be filed by amendment] birthday and there is an income base remaining; and

     (d) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

     Then the annual income payments under GMIB Max II will equal or exceed [to be filed by amendment] of the income base (calculated on the date the payments are determined).

     E. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX II OR GMIB PLUS IV

In the "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program with GMIB Max or GMIB Plus III" section of the prospectus, change all references to "GMIB Max" to "GMIB Max II" and all references to "GMIB Plus III" to "GMIB Plus IV." Change the reference to "exceed 6% of the Annual Increase Amount at the beginning of the Contract Year with GMIB Max, or 5% of the Annual Increase Amount at the beginning of the Contract Year with GMIB Plus III" to "exceed [to be filed by amendment] of the Annual Increase Amount at the beginning of the Contract Year with GMIB Max II, or [to be filed by amendment] of the Annual Increase Amount at the beginning of the Contract Year with GMIB Plus IV". Change the reference to "above 6% of the Annual Increase Amount (for GMIB Max) or 5% of the Annual Increase Amount (for GMIB Plus III)" to "above [to be filed by amendment] of the Annual Increase Amount (for GMIB Max II) or [to be filed by amendment] of the Annual Increase Amount (for GMIB Plus IV)". Lastly, change the reference to "monthly payments totaling 5%" to "monthly payments totaling [to be filed by amendment]".

     F.   GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The "Note on Graphs and Examples", "The Optional Step-Up: Optional Automatic Annual Step-up" and the"Required Minimum Distributions Examples - the GMIB Plus III" sections of theprospectus include examples intended to illustrate the operation of the GMIBoptional benefits. Please be aware, however, the examples may be calculatedusing different annual increase rates and Annual Increase Amount maximumincrease limitations than the rates and limitations applicable to the GMIB optional benefits described in this supplement. Consult your representative for additional information.

II.  EDB MAX II AND EDB III

Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after [to be filed by amendment] may elect the Enhanced Death Benefit Max II (EDB Max II) optional benefit or the Enhanced Death Benefit III (EDB III) optional benefit. The EDB Max II optional benefit is identical to the EDB Max optional benefit described in the May 1, 2011 prospectus, and the EDB III optional benefit is identical to the EDB II optional benefit described in the May 1, 2011 prospectus, with the following exceptions.

     A. EDB OPTIONAL BENEFITS MUST BE ELECTED WITH CORRESPONDING GMIB OPTIONAL BENEFITS

The EDB Max II optional benefit may only be elected if you have elected the GMIB Max II optional benefit. The EDB III optional benefit may only be elected if you have elected the GMIB Plus IV optional benefit.

You should understand that by electing both a GMIB optional benefit and an EDB optional benefit, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GMIB optional benefit or other available optional death benefit individually. Please note that other standard or optional death benefits are available under this contract that are not required to be purchased in combination with a GMIB optional benefit.

You should also understand that once GMIB income payments begin under a GMIB optional benefit, the EDB optional benefit will be terminated.

     B.   ELECTING EDB MAX II OR EDB III

In the "Electing EDB Max or EDB II" section of the prospectus, change all references to "EDB Max" to "EDB Max II" and change all references to "EDB II" to "EDB III." The annual increase rate under EDB Max II is [to be filed by amendment] and [to be filed by amendment] under EDB III. The annual withdrawal amount percentage is [to be filed by amendment] under EDB Max II and [to be filed by amendment] under EDB III. At the end of the "Effect of Required Minimum Distributions" paragraph, change "higher than 5% under the EDB II and higher than 6% under the EDB Max" to "higher than [to be filed by amendment] under the EDB III and higher than [to be filed by amendment] under the EDB Max II."

     C.   DESCRIPTION OF EDB MAX II AND EDB III

In the "Description of EDB Max and EDB II" section of the prospectus, change all references to "EDB Max" to "EDB Max II" and change all references to "EDB II" to "EDB III." Change the reference to "accumulated at 6% per year under EDB Max or 5% under EDB II" to "accumulated at [to be filed by amendment] per year under EDB Max II or [to be filed by amendment] per year under EDB III." Change the reference to "6% for EDB Max or 5% for EDB II" to "[to be filed by amendment] for EDB Max II or [to be filed by amendment] for EDB III." Change both references to "up to a maximum of 6% of the Annual Increase Amount at the beginning of the Contract Year for EDB Max or 5% of the Annual Increase Amount at the beginning of the Contract Year for EDB II" to "up to a maximum of [to be filed by amendment] of the Annual Increase Amount at the beginning of the Contract Year for EDB Max II or [to be filed by amendment] of the Annual Increase Amount at the beginning of the Contract Year for EDB III." Lastly, change the reference to "6% for EDB Max and 5% for EDB II" to "[to be filed by amendment] for EDB Max II and [to be filed by amendment] for EDB III."

     D. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB MAX II AND EDB III

In the "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program with EDB Max and EDB II" section of the prospectus, change all references to "EDB Max" to "EDB Max II" and change all references to "EDB II" to "EDB III." Change the reference to "exceed 6% of the Annual Increase Amount at the beginning of the Contract Year with the EDB Max or 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II" to "exceed [to be filed by amendment] of the Annual Increase Amount at the beginning of the Contract Year with the EDB Max II or [to be filed by amendment] of the Annual Increase Amount at the beginning of the Contract Year with the EDB III". Change the reference to "6% of the Annual Increase Amount (for EDB Max) or 5% (for EDB II) to "[to be filed by amendment] of the Annual Increase Amount (for EDB Max II) or [to be filed by amendment] (for EDB III)". Lastly, change the reference to "receive monthly payments totaling 5% of the Annual Increase Amount" to "receive monthly payments totaling [to be filed by amendment] of the Annual Increase Amount".

     E.   ENHANCED DEATH BENEFIT (EDB) EXAMPLES

The "Example: EDB II" and the "Examples of Withdrawals of Required Minimum Distributions - EDB II" sections of the prospectus include examples intended to illustrate the operation of the EDB optional benefits. Please be aware, however, the examples may be calculated using different annual increase rates than the rates applicable to the EDB optional benefits described in this supplement. Consult your representative for additional information.

III. EDB MAX AND EDB II MUST BE ELECTED WITH CORRESPONDING GMIB OPTIONAL
     BENEFITS

In states where EDB Max and EDB II are available for purchase, the following restrictions apply to contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after [to be filed by amendment]:

     . The EDB Max optional benefit may only be elected if you have elected the GMIB Max optional benefit.

     . The EDB II optional benefit may only be elected if you have elected the GMIB Plus III optional benefit.

You should understand that by electing both a GMIB optional benefit and an EDB optional benefit, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GMIB optional benefit or other available optional death benefit individually. Please note that other standard or optional death benefit benefits are available under this contract that are not required to be purchased in combination with a GMIB optional benefit.

You should also understand that once GMIB income payments begin under a GMIB optional benefit, the EDB optional benefit will be terminated.

IV.  LIFETIME WITHDRAWAL GUARANTEE II

The Lifetime Withdrawal Guarantee II optional benefit will no longer be available for purchase, effective for applications and necessary paperwork received on or after [to be filed by amendment].

V.   ENHANCED GUARANTEED WITHDRAWAL BENEFIT

The Enhanced Guaranteed Withdrawal Benefit optional benefit will no longer be available for purchase, effective for applications and necessary paperwork received on or after [to be filed by amendment].

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

PO Box 10342 (MetLife)                                 Telephone: (800) 638-7732
PO Box 14594 (NEF)                                     Telephone: (800) 435-4117
Des Moines, IA 50306-0342

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) The financial statements and financial highlights comprising each of the individual Investment Divisions of the Separate Account and the report of Independent Registered Public Account Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of the Separate Account include:

            (1) Statements of Assets and Liabilities as of December 31, 2010
            (2) Statements of Operations for the year ended December 31, 2010
            (3) Statements of Changes in Net Assets for the years ended
                December 31, 2010 and 2009
            (4) Notes to the Financial Statements

     (b) The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries and the report of Independent registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries include:

            (1) Consolidated Balance Sheets as of December 31, 2010 and 2009
            (2) Consolidated Statements of Operations for the years ended
                December 31, 2010, 2009 and 2008
            (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008
            (4) Consolidated Statements of Cash Flows for the years ended
                December 31, 2010, 2009 and 2008

            (5) Notes to the Consolidated Financial Statements

     (B) EXHIBITS

     (1)       -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Principal Underwriting Agreement with MetLife Investors
                  Distribution Company. (16)

        (b) -- Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC). (5)

          (i) Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement).(18)

        (c)    -- Participation Agreement--New England Zenith Fund. (3)
        (d)    -- Participation Agreement--American Funds Insurance Series. (2)

        (d)(i) -- Participation Agreement--American Funds Insurance Series - Summary (22)

        (e)    -- Participation Agreement--Met Investors Series Trust. (4)
          (i)  -- First Amendment to the Participation Agreement (17)
          (ii) -- Second Amendment to the Participation Agreement (17

        (f)    -- Participation Agreement--Metropolitan Series Fund. (6)

     (4)       -- Form of Deferred Annuity Contract. (2)

        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02). (8)

        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (8)

        (c) -- Individual Retirement Annuity Endorsement. Form ML-408.2 (9/02). (9)

        (d)    -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02). (8)

        (e) -- Guaranteed Minimum Income Benefit Rider--Living Benefit ML-560-1 (03/03) (19)

          (i) -- Guaranteed Minimum Income Benefit Rider--Living Benefit--Form ML-560-8 NY (7/10) (20)

          (ii) -- Guaranteed Minimum Income Benefit--Contract Schedule--Form ML-EGMIB-NY (7/10) (20)

          (iii)-- Qualified Distribution Program Endorsement--Form ML-RMD (7/10) (20)

          (iv) -- Qualified Distribution Program Endorsement--Form ML-RMD-NY (7/10) (20)

        (f)    -- Guaranteed Withdrawal Benefit Rider. (10)

        (g)    -- Guaranteed Minimum Income Benefit Form ML-560-2 (5/05). (9)

        (h)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (9)

        (i)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (10)

        (j)    -- Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB (11/05)
                  E. (11)

        (k) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I. (11)

        (l) -- Guaranteed Minimum Accumulation Benefit Rider. Form ML-670-1 (11/05). (11)

        (m) -- Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05) (Enhanced). (11)

        (n) -- Lifetime Withdrawal Guarantee Benefit Rider. Form MLI-690-1.24 (7/04). (12)

          (i)  -- Lifetime Withdrawal Guarantee Benefit Rider -
                  Specifications Form 8028-4 (11/05). (12)

        (o)    -- Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4
                  4/08). (14)

          (i) -- Lifetime Guaranteed Withdrawal Benefit - Contract Schedule ML-ELGWB (4-08)). (13)

        (p) -- Lifetime Guaranteed Withdrawal Benefit Rider (for Florida, New Jersey and Nevada). Form ML-690-5 (7/09). (17)

          (i) -- Lifetime Guaranteed Withdrawal Benefit Rider - Contract Schedule (ML-ELGWB (7/09)). (17)

        (q) -- Lifetime Guaranteed Withdrawal Benefit Rider (for New York). Form ML-690-6-NY (7/09). (17)

          (i) -- Lifetime Guaranteed Withdrawal Benefit Rider - Contract Schedule (ML-ELGWB (7/09)). (17)

        (r) -- Guaranteed Minimum Income Benefit Rider - Living Benefit - ML-560-4 (4/08). (14)

          (i) -- Guaranteed Minimum Income Benefit -Contract Schedule (ML-EGMIB(4-08)). (13)

        (s)    -- Guaranteed Minimum Death Benefit(GMDB)Rider ML-640-1
                  (4/08). (14)

          (i) -- Guaranteed Minimum Death Benefit - Contract Schedule (ML-EDB (4-08)). (13)

     (5)       -- Preference Premier VA Application PPS-APP-9-08, MPP (09/08)
                  eF (15)

     (5)(a)    -- Preference Premier VA Application MPP-ADMIN-5-10-NY, MPP-NY
                  (05/10) (20)

        (b) -- Preference Premier VA Application MPP-ADMIN-7-10-NY, MPP-NY (7/10) (20)

        (c) -- Preference Premier VA form of Application (Target Volatility Rider) PPS-APP-5-11-NY, MPP (05/11) (20)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(4)

        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(7)

     (7)       -- Not applicable.

     (8)       -- Not applicable.

     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(15)


    (10)       -- Consent of Independent Registered Public Accounting Firm.(23)


    (11)       -- Not applicable.

    (12)       -- Not applicable.

    (13)(a)    -- Powers of Attorney.(20)(21)

------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.


3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 13 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2006. As incorporated herein by reference.


6. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.


7.  Filed with Post-Effective Amendment No. 16 to Registration
    Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.


8. Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2003. As incorporated herein by reference.


9. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.


10. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on May 18, 2004. As incorporated herein by reference.


11. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on July 29, 2005. As incorporated herein by reference.


12. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 5, 2006. As incorporated herein by reference.


13. Filed with Post-Effective Amendment No. 18 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 31, 2008. As incorporated herein by reference.


14. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 17, 2008. As incorporated herein by reference.


15. Filed with Pre-Effective Amendment No.1 to this Registration Statement on December 8, 2008.


16. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.

17. Filed with Post-Effective Amendment No. 1 to this Registration Statement on April 15, 2009.

18. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.

19. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.


20. Filed with Post-Effective Amendment No. 5 to this Registration Statement on April 12, 2011. Powers of Attorney for Eduardo Castro-Wright, Cheryl W. Grise, C. Robert Henrikson, R. Glenn Hubbard, Jr., John M. Keane, Alfred F. Kelly, James M. Kilts, Catherine R. Kinney, Hugh B. Price, David Satcher, Kenton J. Sicchitano, Lulu C. Wang, William J. Wheeler and Peter M. Carlson. As incorporated herein by reference.

21. Filed herewith Power of Attorney for Steven A. Kandarian.

22. Filed with Post Effective Amendment No. 15 to Registration Statement File No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

23. To be filed by amendment.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR

NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS   POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------   -----------------------------------

C. Robert Henrikson                               Director and Chairman of the Board
MetLife, Inc. and Metropolitan Life Insurance
Company
Chairman of the Board
200 Park Avenue
New York, New York 10166

Steven A. Kandarian                               President, Chief Executive Officer and Director
MetLife, Inc. and Metropolitan Life Insurance
Company
President and Chief Executive Officer
1095 Avenue of the Americas
New York, NY 10036


Sylvia Mathews Burwell                            Director
President, Global Development Program
The Bill and Melinda Gates Foundation
1432 Elliott Avenue W
Seattle, WA 98102


Eduardo Castro-Wright                             Director
Vice Chairman
Wal-Mart Stores, USA
702 Southwest 8th Street
Bentonville, AR 72716

Cheryl W. Grise                                   Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166


R. Glenn Hubbard                                  Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall-Rm 101
3022 Broadway
New York, NY 10027-6902


John M. Keane                                     Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166


Alfred F. Kelly, Jr.                              Director
President
American Express Company
200 Vesey Street
New York, NY 10285


James M. Kilts                                    Director
Partner
Centerview Partners
Management, LLC
31 West 52nd Street
NY, NY 10019

Catherine R. Kinney                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166


Hugh B. Price                                     Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                     Director
Director of Satcher Health Leadership
Institute and Center of Excellence on
Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W. Suite 238
Atlanta, GA 30310-1495


Kenton J. Sicchitano                              Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166

Lulu C. Wang                                      Director
Chief Executive Officer
Tupelo Capital Management LLC
12 East 49th Street #1700
NY, NY, 10017


     Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166

NAME                       POSITION WITH METLIFE
-------------------------  -----------------------------------------------------

C. Robert Henrikson        Chairman of the Board


Steven A. Kandarian        President and Chief Executive Officer


William J. Mullaney        President, U.S. Business

William J. Toppeta         President, International Business

Peter M. Carlson           Executive Vice President and Chief Accounting Officer

Nicholas D. Latrenta       Executive Vice President and General Counsel

Maria R. Morris            Executive Vice President, Technology and Operations

William J. Wheeler         Executive Vice President and Chief Financial Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF MARCH 31, 2011

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2011. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 87.98% is owned by MetLife, Inc., 12.01% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

            a)    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. Is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico Pojistovna A.S. (Czech Republic)

      12.   MetLife S.A. (France)

            a) ALICO Direct (France) - 50% of ALICO Direct is owned by MetLife S.A. and the remaining interests by AIG Europe, S.A.

            b)    ALICO Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

      15. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      16.   ALICO Life International Limited (Ireland)

      17.   ALICO Isle of Man Limited (Isle of Man)

      18.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      19. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      20. AIG Polska Towartzystwo Ubezpieczen S.A. (AIG PTU) (Poland) - 0.748% of AIG PTU is owned by ALICO and the remaining interests are owned by third parties.

      21.   ALICO Asigurari Romania S.A. (Romania)

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A.is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

      22.   International Investment Holding Company Limited (Russia)

      23.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      24.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      25.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      26. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      27.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      28.   ALICO Management Services Limited (United Kingdom)

      29.   ZEUS Aministration Services Limited (United Kingdom)

      30.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      31.   PJSC ALICO Ukraine (Ukraine)

      32.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      33.   International Technical and Advisory Services Limited (USA-Delaware)

      34.   International Services Incorporated (USA-Delaware)

      35.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      36. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      37. ALICO Compania de Suguros, S.A. (Argentina) - 90% of ALICO Compania de Suguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      38. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      39. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a) Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b)    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c) ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      40.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      41.   ALICO Services, Inc. (Panama)

      42.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a)    ALGICO Properties, Ltd. (Trinidad & Tobago)

      43. Inversiones Inversegven C.A. (Venezuela) - 50% of Inversiones Inversegven C.A. is owned by ALICO and the remaining interests are owned by a third party.

            a) Seguros Venezuela C.A. (Venezuela) - 92.797% of Seguros Venzuela C.A. is owned by Inversiones Inversegven C.A. and the remaining interests are owned by others.

                   i)   Sindicato El Trigal C.A. (Venzuela)

                   ii) Servicios Segveca C.A. (Venezuela) - 50% of Servicios Segveca C.A. is owned by Seguros Venezuela C.A. and the remaining interests are owned by a third party.

      44.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      45. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      46.   Global Properties, Inc. (USA-Delaware)

      47.   Alpha Properties, Inc. (USA-Delaware)

      48.   Beta Properties, Inc. (USA-Delaware)

      49.   Delta Properties Japan, Inc. (USA-Delaware)

      50.   Epsilon Properties Japan, Inc. (USA)

      51.   Iris Properties, Inc. (USA-Delaware)

      52.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACTOWNERS.

       As of May 31, 2011: Qualified 77,260
                           Non-Qualified 27,484

ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.

(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

   Met Investors Series Trust
   Metropolitan Series Fund, Inc.
   Metropolitan Life Separate Account E
   Metropolitan Life Separate Account UL
   Metropolitan Tower Separate Account One
   Metropolitan Tower Separate Account Two
   MetLife Investors USA Separate Account A
   MetLife Investors USA Variable Life Account A
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty- Eight
   General American Separate Account Twenty- Nine
   General American Separate Account Two
   Security Equity Separate Account 26
   Security Equity Separate Account 27
   MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance
   MetLife of CT Fund UL II for Variable Life Insurance
   MetLife of CT Fund UL III for Variable Life Insurance MetLife of CT Variable Life Insurance Separate Account One MetLife of CT Variable Life Insurance Separate Account Two MetLife of CT Variable Life Insurance Separate Account Three Metropolitan Life Variable Annuity Separate Account I Metropolitan Life Variable Annuity Separate Account II Paragon Separate Account A
   Paragon Separate Account B
   Paragon Separate Account C
   Paragon Separate Account D.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
---------------------------  ---------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962


Elizabeth M. Forget          Executive Vice President
1095 Avenue of the Americas
New York, New York 10036


Paul A. LaPiana              Executive Vice President, National Sales
5 Park Plaza                 Manager-Life
Suite 1900
Irvine, CA 92614

Andrew Aiello                Senior Vice President, Channel Head-National
5 Park Plaza                 Accounts
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent
1 MetLife Plaza              Accounts
27-01 Queens Plaza North
Long Island City, NY 11101




Curtis Wohlers               Senior Vice President, National Sales Manager,
1 MetLife Plaza              Independent Planner and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962


Steven J. Goulart            Treasurer
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                 Secretary
1095 Avenue of the Americas
NY, NY 10036


John G. Martinez             Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
1095 Avenue of the Americas
New York, New York 10036

Rashid Ismail                Vice President
5 Park Plaza
Irvine, CA 92614

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                   (1)                      NET UNDERWRITING         (3)             (4)            (5)
            NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION ON    BROKERAGE        OTHER
               UNDERWRITER                    COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company        $371,735,947           $0              $0             $0

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contract.

                                   SIGNATURES



   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 24th day of June, 2011.


                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                             /s/ Paul G. Cellupica
                              By: ______________________________________________
                                              Paul G. Cellupica

                                               Chief Counsel
                                            US Business Law Group


                              Metropolitan Life Insurance Company
                              (Depositor)


                                              /s/ Paul G. Cellupica
                              By: ______________________________________________
                                                Paul G. Cellupica

                                                  Chief Counsel
                                              US Business Law Group

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signature                          Title                    Date
              ---------                          -----                    ----

                 *                     Chairman and Director
______________________________________
          C. Robert Henrikson

                 *                     President and Chief Executive Officer
______________________________________
          Steven A. Kandarian



                 * Executive Vice President and ______________________________________ Chief Financial Officer
          William J. Wheeler


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
            Peter M. Carlson

                                       Director
______________________________________
          Sylvia Mathews Burwell


                 *                     Director
______________________________________
         Eduardo Castro-Wright


                 *                     Director
_______________________________________
          Cheryl W. Grise


                 *                     Director
______________________________________
          R. Glenn Hubbard

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
          Alfred F. Kelly, Jr.

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Catherine R. Kinney

                 *                     Director
______________________________________
           Hugh B. Price

                 *                     Director
______________________________________
           David Satcher

                 *                     Director
______________________________________
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       Lulu C. Wang


*By:  /s/ Myra L. Saul, Esq.
      _________________________________
          Myra L. Saul, Esq.
           Attorney-in-Fact


                                        June 24, 2011